SCHEDULE OF FAIR VALUE INPUTS FOR SHARE-BASED COMPENSATION (Details) - Valuation, Market Approach [Member]	6 Months Ended
Jun. 30, 2022
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout liabilities, measurement input	90
Measurement Input, Maturity [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout liabilities, measurement input	2 years
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout liabilities, measurement input	3
Minimum [Member] | Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout liabilities, measurement input	12.50
Minimum [Member] | Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout liabilities, measurement input	5.90
Maximum [Member] | Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout liabilities, measurement input	15.00
Maximum [Member] | Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout liabilities, measurement input	8.66